Related party disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party disclosures
Short-term benefits	$ 4.3	$ 3.5
Share-based payments	9.2	7.9
Total	$ 13.5	$ 11.4